REVENUE RECOGNITION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenues

For the Services & Support segment, we analyze revenue by customer group and type, which is as follows for the three and nine months ended September 30, 2021 and 2020:

	Services & Support Revenue by Customer Group
	Three Months Ended September 30		Nine Months Ended September 30
	2021	2020	2021	2020
Financial	$482,000	$117,000	$1,306,000	$314,000
Healthcare	261,000	244,000	760,000	674,000
Education	64,000	2,312,000	212,000	3,031,000
Other commercial clients	1,021,000	682,000	3,035,000	1,302,000
CSI IT operations	119,000	175,000	406,000	561,000
	$1,947,000	$3,530,000	$5,719,000	$5,882,000

	Services & Support Revenue by Type
	Three Months Ended September 30		Nine Months Ended September 30
	2021	2020	2021	2020
Project & product revenue	$297,000	$2,611,000	$927,000	$3,498,000
Services & support revenue	1,650,000	919,000	4,792,000	2,384,000
	$1,947,000	$3,530,000	$5,719,000	$5,882,000

For the Electronics & Software segment, we analyze revenue by region and product group, which is as follows for the years ended December 31, 2020 and 2019:

	Electronics & Software Revenue by Region
	2020	2019
North America	$29,721,000	$39,771,000
International	4,775,000	7,236,000
	$34,496,000	$47,007,000

	Electronics & Software Revenue by Product Group
	2020	2019
Intelligent edge solutions	$12,162,000	$18,442,000
Traditional products	22,334,000	28,565,000
	$34,496,000	$47,007,000

For the Services & Support segment, we analyze revenue by customer group and type, which is as follows for the years ended December 31, 2020 and 2019:

	Services & Support Revenue by Customer Group
	2020	2019
Education	$4,483,000	$1,926,000
Healthcare	887,000	705,000
Financial and other commercial clients	2,708,000	1,268,000
CSI IT operations	699,000	842,000
	$8,777,000	$4,741,000

	Services & Support Revenue by Type
	2020	2019
Project & product revenue	$5,120,000	$2,242,000
Services & support revenue	3,657,000	2,499,000
	$8,777,000	$4,741,000